[Translation]

Filed Document:	SEMI-ANNUAL REPORT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2006

Fiscal Year:	During the Twelfth Term
(From November 1, 2005 to April 30, 2006)

Name of the Reporting Fund:	PUTNAM INCOME FUND

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer
and Principal Executive Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Semi-annual Report is available
for Public Inspection	Not applicable.

I.		STATUS OF INVESTMENT PORTFOLIO OF THE FUND
	(1)	Diversification of Investment Fund:
				(As of May 31, 2006)

					Investment
		Types of Assets	Name of Country	Total U.S. Dollars	Ratio (%)

		Collateralized Mortgage Obligations	United States	941,744,351	37.48
			Ireland	4,724,574	0.19
			Cayman Islands	3,626,079	0.14
			United Kingdom	2,412,797	0.10

		Sub-total		952,507,801	37.91

		US Government Agency
		Mortgage Obligations	United States	641,513,369	25.53
		US Treasury Obligations	United States	22,373,540	0.89
		US Government Agency
		Obligations	United States	16,114,297	0.64
		US Government Guaranteed
		Mortgage Obligations	United States	5,685,082	0.23

		US Government & Agency
		Mortgage Obligations	Sub-total	685,686,288	27.29

		Asset Backed Securities	United States	406,512,661	16.18
			Cayman Islands	41,124,715	1.64
			United Kingdom	14,464,219	0.58
			Ireland	1,719,284	0.07

		Sub-total		463,820,879	18.46

		Corporate Bonds and Notes	United States	224,370,839	8.93
			Luxembourg	6,126,223	0.24
			Jersey	5,156,500	0.21
			Canada	4,512,671	0.18
			Cayman Islands	2,936,245	0.12
			Germany	1,993,834	0.08
			United Kingdom	1,497,470	0.06
			France	1,096,257	0.04
			Netherlands	807,928	0.03

		Sub-total		248,497,967	9.89

		Purchased Options	United States	6,122,778	0.24

		Municipal Bonds and Notes	United States	2,990,380	0.12

		Units	United States	653,419	0.03

		Cash, Deposit and Other Assets
		(After deduction of liabilities)		152,303,800	6.06

		Total		2,512,583,312	100.00
		(Net Asset Value)		(JPY282,063 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 112.26 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 31, 2006. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 4:Details of the rating for the bonds invested by the Fund as of the end of May, 2006 are as follows:

Rating	Aaa	Aa	A	Baa	Ba	B	Caa and	Not	Total
							below	rated

Percentage (%)	75.32	1.19	4.55	10.76	5.34	0.27	1.40	1.17	100.00

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2006 is as follows: 112.26

		Total Net Asset Value		Net Asset Value per Share

		Dollar	Yen
		(thousands)	(millions)	Dollar	Yen

2005 End of	June	472,669	53,062	6.84	768
	July	452,575	50,806	6.76	759
	August	449,999	50,517	6.83	767
	September	437,368	49,099	6.73	756
	October	420,886	47,249	6.66	748
	November	410,422	46,074	6.66	748
	December	404,109	45,365	6.69	751

2006 End of	January	398,966	44,788	6.67	749
	February	392,976	44,115	6.67	749
	March	381,398	42,816	6.58	739
	April	370,972	41,645	6.54	734
	May	366,351	41,127	6.51	731

(b) Record of Distributions Paid (Class M Shares) 112.26

Period	Amount of Dividend paid per Share

2nd Fiscal Year (11/1/1995-10/31/1996)	$0.45	(JPY 51)

3rd Fiscal Year (11/1/1996-10/31/1997)	$0.47	(JPY 53)

4th Fiscal Year (11/1/1997-10/31/1998)	$0.45	(JPY 51)

5th Fiscal Year (11/1/1998-10/31/1999)	$0.41	(JPY 46)

6th Fiscal Year (11/1/1999-10/31/2000)	$0.41	(JPY 46)

7th Fiscal Year (11/1/2000-10/31/2001)	$0.40	(JPY 45)

8th Fiscal Year (11/1/2001-10/31/2002)	$0.34	(JPY 38)

9th Fiscal Year (11/1/2002-10/31/2003)	$0.24	(JPY 27)

10th Fiscal Year (11/1/2003-10/31/2004)	$0.18	(JPY 20)

11th Fiscal Year (11/1/2004-10/31/2005)	$0.20	(JPY 22)

Record of distribution paid (Class M Shares) at the end of each month during the period from July 2004 up to and including June 2006 is as follows:

					Net Asset Value per Share
		Dividend		Record	as of the Record Date

Month/Year		Dollar	Yen	Date	Dollar	Yen

2004 End of	July	0.014	1.572	7/15/2004	6.65	747

	August	0.014	1.572	8/16/04	6.72	754

	September	0.014	1.572	9/16/04	6.78	761

	October	0.014	1.572	10/14/04	6.80	763

	November	0.013	1.459	11/16/04	6.76	759

	December	0.014	1.572	12/15/2004	6.81	764

2005 End of	January	0.014	1.572	1/13/05	6.79	762

	February	0.014	1.572	2/15/05	6.83	767

	March	0.015	1.684	3/16/05	6.72	754

	April	0.015	1.684	4/14/2005	6.75	758

	May	0.015	1.684	5/16/05	6.80	763

	June	0.018	2.021	6/16/05	6.82	766

	July	0.018	2.021	7/14/05	6.79	762

	August	0.017	1.908	8/16/05	6.78	761

	September	0.022	2.470	9/15/05	6.79	762

	October	0.022	2.470	10/14/05	6.70	752

	November	0.022	2.470	11/15/05	6.65	747

	December	0.022	2.470	12/15/05	6.68	750

2006 End of	January	0.022	2.470	1/13/06	6.72	754

	February	0.021	2.357	2/15/06	6.65	747

	March	0.022	2.470	3/16/06	6.66	748

	April	0.022	2.470	4/13/06	6.54	734

	May	0.023	2.582	5/16/06	6.54	734

	June	0.023	2.582	6/15/06	6.52	732

(c) Record of Changes in Annual Return (Class M Shares):

Annual Return

6/1/05 - 5/31/06	-1.03%

(Note) Annual Return (%) = 100 x {[(Ending NAV * A) / Beginning NAV) – 1} "A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on May 31, 2005 and the Ending NAV means net asset value per share on the end of May, 2006.

II. FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached to the Japanese version of the Semi-annual Report.]

III RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during one year period up to and including the end of May, 2006 and number of outstanding shares of the Fund as of the end of May, 2006 are as follows:

	Number of	Number of	Number of Out-
	Shares Sold	Shares Redeemed	standing Shares

Worldwide	559,792	15,206,029	56,298,027
(In Japan)	(150,600)	(13,906,200)	(54,233,000)

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock:

a. Fund (as of the end of May, 2006): Not applicable.

b. Putnam Investment Management, LLC ("Investment Management Company"):

1. Amount of Member's Equity (as of the end of May, 2006): $52,510,165†

2. Amount of member's equity (for the past five years):

		Amount of
	Year	Member's Equity	Increase/Decrease

End of	2000	$209,635,521	-
End of	2001	$170,497,323	- $39,138,198
End of	2002	$138,739,094	- $31,758,229
End of	2003	$144,486,036	+ $5,746,942
End of	2004*	-$9,155,466	-$153,641,502
End of	2005	$73,231,356†

† Unaudited.

(*) During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256.

This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members' Equity.

(2) Description of Business and Outline of Operation

a. Fund:

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

b. Investment Management Company:

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 2006, Investment Management Company managed, advised, and/or administered the following 108 funds and fund portfolios (having an aggregate net asset value of nearly $120.4 billion):

			(As of the end of May, 2006)

Name of	Principal Characteristics	Number of the	Total Net Asset Value
Country		Funds	($ million)

	Closed-end bond fund	12	$4,382.77

	Open-end balanced fund	13	$33,400.63
U.S.A.
	Open-end bond fund	32	$26,994.30

	Open-end equity fund	51	$55,607.55

(3) Miscellaneous

a. Fund:

There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

b. Investment Management Company:

Regulatory matters and litigation

The Investment Management Company has entered into agreements with the Securities and Exchange Commission (the "SEC") and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some the Investment Management Company -administered 401(k) plans. Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits. The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

In March 2006, the fund received $634,508 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in Fees waived and reimbursed by Manager or affiliate on the Statement of operations. Review of this matter is ongoing and the amount received by the fund may be adjusted in the future. Such adjustment is not expected to be material.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs' claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company's and Putnam Retail Management's ability to provide services to their clients, including the fund.

V. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Translation of Unaudited Semi-annual Accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]

[Translation]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2006

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer
Principal Executive Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is 3.4
Foreign Investment Fund Securities	billion U.S. dollars (JPY 381.7 billion).
to be Publicly Offered or Sold:

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY 112.26 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ,
Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May
31, 2006.

Places where a copy of this Amendment
to Securities Registration Statement
is available for Public Inspection	Not applicable.

I. Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on April 4, 2006 due to the fact that the aforementioned Semi-annual Report was filed today and due to the fact that there is the matters to be modified.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

1. Due to the Fact that the aforementioned Semi-annual Report:

Part II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

	Before amendment		After amendment
	[Original Japanese SRS]		[Aforementioned Semi-annual Report]
I.	Description of the Fund	I.	Status of Investment Portfolio of the Fund
5.	Status of Investment Portfolio
(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations
(a)	Record of Changes in Net Assets (Class M	(a)	Record of Changes in Net Assets (Class M
	Shares)		Shares)
	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of
	each month during one-year period from,		each month during one-year period from,
	and including, the latest relevant date		and including, the latest relevant date
	appertaining to the filing date of the		appertaining to the filing date of the
	original Japanese SRS)		afore-mentioned Semi-annual Report)
(b)	Record of Distributions Paid (Class M	(b)	Record of Distributions Paid (Class M
	Shares)		Shares)
	(Regarding the dividends paid each month		(Regarding the dividends paid each month
	during one-year period up to the latest		during one year period up to the latest
	relevant date of the original Japanese		relevant date of the afore-mentioned
	SRS)		Semi-annual Report)
(c)	Record of Annual Return (Class M Shares)	(c)	Record of Annual Return (Class M Shares)

(The record of annual return during one
year period up to the latest relevant date of
the afore-mentioned Semi-annual Report is
added.)

Part III.		DETAILED INFORMATION CONCERNING THE FUND

With respect to Section IV. the Financial Conditions of the Fund in the original SRS,
Item II. Financial Conditions of the Fund in the aforementioned Semi-annual Report is added to the original SRS.

V.	Record of Sales and Repurchases (Class M	III.	Record of Sales and Repurchases (Class M
	Shares)		Shares)
(The record of sales and repurchases during
one year period up to the latest relevant
date of the afore-mentioned Semi-annual
Report is added.)

Part IV.	SPECIAL INFORMATION

I.	Outline of the Management Company	IV.	Outline of the Management Company
1.	Outline of the Management Company
B.	Putnam Investment Management, LLC
(Investment Management Company)
(1)	Amount of Capital Stock	(1)	Amount of Capital Share
		b.	Putnam Investment Management, LLC
(Investment Management Company)
2.	Description of Business and Outline of	(2)	Summary of Business and Outline of
	Operation		Operation
B.	The Investment Management Company	b.	Investment Management Company
5.	Miscellaneous	(3)	Miscellaneous
B.	The Investment Management Company	b.	Investment Management Company
(e)	Litigation, etc.

With respect to Section 3.B. the Financial Conditions of the Investment Management
Company in the original SRS, Item V. Outline of the Financial Status of the
Investment Management Company in the aforementioned Semi-annual Report is added to the original SRS.

2. Due to the fact that there are the matters to be modified:

Attachment:

With respect to Attachment, the relevant information from March 2005 to June 2005 is added as follows:

[Before Amendment]

Net asset value per share as at the ex-dividend date:
(From December 1994 to February 2006)

Year / Month		Amount of Dividend	Ex-dividend Date	Net asset value per share as
		Paid (US$)		at the ex-dividend date

		(Omitted.)

2006	January	0.022	1/17/2006	6.71
	February	0.021	2/16/2006	6.64

[After Amendment]

Net asset value per share as at the ex-dividend date:
(From December 1994 to June 2006)

Year / Month		Amount of Dividend	Ex-dividend Date	Net asset value per share as
		Paid (US$)		at the ex-dividend date

		(Omitted.)

2006	January	0.022	1/17/2006	6.71
	February	0.021	2/16/2006	6.64
	March	0.022	3/17/2006	6.63
	April	0.022	4/17/2006	6.54
	May	0.023	5/17/2006	6.50
	June	0.023	6/16/2006	6.49